HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 102.3%	Shares	Value
Communications - 7.0%
Advertising & Marketing - 0.2%
Omnicom Group, Inc. (a)	10,000	$744,800

Cable & Satellite - 0.5%
Comcast Corporation - Class A (a)	20,000	886,800
Sirius XM Holdings, Inc. (a)	300,000	1,356,000
		2,242,800
Entertainment Content - 0.7%
AMC Networks, Inc. - Class A (a) (b)	80,000	942,400
Paramount Global - Class B (a)	120,000	1,548,000
Warner Bros. Discovery, Inc. (a) (b)	90,000	977,400
		3,467,800
Internet Media & Services - 3.8%
Alphabet, Inc. - Class C (a) (b)	60,000	7,911,000
Booking Holdings, Inc. (a) (b)	500	1,541,975
Meta Platforms, Inc. - Class A (a) (b)	12,000	3,602,520
Netflix, Inc. (a) (b)	8,000	3,020,800
Shutterstock, Inc. (a)	40,000	1,522,000
		17,598,295
Publishing & Broadcasting - 0.7%
Gray Television, Inc. (a)	180,000	1,245,600
Nexstar Media Group, Inc. (a)	12,500	1,792,125
		3,037,725
Telecommunications - 1.1%
Verizon Communications, Inc. (a)	150,000	4,861,500

Consumer Discretionary - 18.1%
Apparel & Textile Products - 1.3%
Carter's, Inc. (a)	30,000	2,074,500
Crocs, Inc. (a) (b)	15,000	1,323,450
Skechers U.S.A., Inc. - Class A (a) (b)	20,000	979,000
Tapestry, Inc. (a)	50,000	1,437,500
		5,814,450
Automotive - 1.2%
BorgWarner, Inc. (a)	60,000	2,422,200
Ford Motor Company (a)	50,000	621,000
Harley-Davidson, Inc. (a)	60,000	1,983,600
Phinia Inc. (a)	12,000	321,480
		5,348,280

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Consumer Discretionary - 18.1% (continued)
Consumer Services - 0.6%
Graham Holdings Company - Class B (a)	2,500	$1,457,500
Perdoceo Education Corporation (a)	90,000	1,539,000
		2,996,500
E-Commerce Discretionary - 1.7%
Amazon.com, Inc. (a) (b)	40,000	5,084,800
Etsy, Inc. (a) (b)	45,000	2,906,100
		7,990,900
Home & Office Products - 0.6%
Tempur Sealy International, Inc. (a)	60,000	2,600,400

Home Construction - 0.8%
Century Communities, Inc. (a)	40,000	2,671,200
Forestar Group, Inc. (a) (b)	35,000	942,900
		3,614,100
Leisure Facilities & Services - 2.1%
Brinker International, Inc. (a) (b)	80,000	2,527,200
Cracker Barrel Old Country Store, Inc. (a)	15,000	1,008,000
Starbucks Corporation (a)	40,000	3,650,800
Sweetgreen, Inc. - Class A (a) (b)	240,000	2,820,000
		10,006,000
Leisure Products - 1.7%
Brunswick Corporation (a)	15,000	1,185,000
LCI Industries (a)	12,000	1,409,040
Thor Industries, Inc. (a)	21,000	1,997,730
Winnebago Industries, Inc. (a)	30,000	1,783,500
YETI Holdings, Inc. (a) (b)	30,000	1,446,600
		7,821,870
Retail - Discretionary - 7.7%
AutoNation, Inc. (a) (b)	6,000	908,400
Best Buy Company, Inc. (a)	25,000	1,736,750
Big 5 Sporting Goods Corporation (a)	125,000	876,250
Buckle, Inc. (The) (a)	100,000	3,339,000
Chico's FAS, Inc. (a) (b)	120,000	897,600
Dick's Sporting Goods, Inc. (a)	30,000	3,257,400
Duluth Holdings, Inc. - Class B (a) (b)	129,000	775,290
Genesco, Inc. (a) (b)	45,000	1,386,900
Hibbett, Inc. (a)	60,000	2,850,600

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Consumer Discretionary - 18.1% (continued)
Retail - Discretionary - 7.7% (continued)
Home Depot, Inc. (The) (a)	4,000	$1,208,640
Kohl's Corporation (a)	75,000	1,572,000
Lowe's Companies, Inc. (a)	6,000	1,247,040
lululemon athletica, inc. (a) (b)	4,000	1,542,440
Macy's, Inc. (a)	150,000	1,741,500
MarineMax, Inc. (a) (b)	50,000	1,641,000
Nordstrom, Inc. (a)	60,000	896,400
Sally Beauty Holdings, Inc. (a) (b)	180,000	1,508,400
Ulta Beauty, Inc. (a) (b)	9,000	3,595,050
Urban Outfitters, Inc. (a) (b)	100,000	3,269,000
Zumiez, Inc. (a) (b)	50,000	890,000
		35,139,660
Wholesale - Discretionary - 0.3%
Educational Development Corporation (a) (b)	35,000	37,100
LKQ Corporation (a)	20,000	990,200
ScanSource, Inc. (a) (b)	16,000	484,960
		1,512,260
Consumer Staples - 8.7%
Beverages - 0.1%
PepsiCo, Inc. (a)	2,000	338,880

Food - 3.2%
Campbell Soup Company (a)	60,000	2,464,800
General Mills, Inc. (a)	18,000	1,151,820
Ingredion, Inc. (a)	30,000	2,952,000
Kellanova (a)	75,000	4,463,250
Kraft Heinz Company (The) (a)	30,000	1,009,200
Lamb Weston Holdings, Inc. (a)	30,000	2,773,800
		14,814,870
Household Products - 0.5%
Colgate-Palmolive Company (a)	16,000	1,137,760
Energizer Holdings, Inc. (a)	20,000	640,800
Kimberly-Clark Corporation (a)	4,000	483,400
		2,261,960
Retail - Consumer Staples - 3.7%
BJ's Wholesale Club Holdings, Inc. (a) (b)	20,000	1,427,400
Ingles Markets, Inc. - Class A (a)	24,000	1,807,920

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Consumer Staples - 8.7% (continued)
Retail - Consumer Staples - 3.7% (continued)
Kroger Company (The) (a)	50,000	$2,237,500
Natural Grocers by Vitamin Cottage, Inc. (a)	90,000	1,161,900
Sprouts Farmers Market, Inc. (a) (b)	120,000	5,136,000
Target Corporation (a)	25,000	2,764,250
Walgreens Boots Alliance, Inc. (a)	100,000	2,224,000
		16,758,970
Wholesale - Consumer Staples - 1.2%
Andersons, Inc. (The) (a)	45,000	2,317,950
Archer-Daniels-Midland Company (a)	12,000	905,040
United Natural Foods, Inc. (a) (b)	150,000	2,121,000
		5,343,990
Energy - 10.1%
Oil & Gas Producers - 6.7%
APA Corporation (a)	75,000	3,082,500
California Resources Corporation (a)	50,000	2,800,500
Callon Petroleum Company (a) (b)	30,000	1,173,600
Cheniere Energy Partners, L.P. (a)	18,000	975,420
Chord Energy Corporation (a)	6,000	972,420
Civitas Resources, Inc. (a)	20,000	1,617,400
Coterra Energy, Inc. (a)	75,000	2,028,750
Diamondback Energy, Inc. (a)	10,000	1,548,800
Exxon Mobil Corporation (a)	30,000	3,527,400
Marathon Petroleum Corporation (a)	20,000	3,026,800
Ovintiv, Inc. (a)	24,000	1,141,680
Phillips 66 (a)	24,000	2,883,600
Range Resources Corporation (a)	40,000	1,296,400
SM Energy Company (a)	48,000	1,903,200
Vital Energy, Inc. (a) (b)	45,000	2,493,900
		30,472,370
Oil & Gas Services & Equipment - 0.4%
Nabors Industries Ltd. (a) (b)	15,000	1,847,100

Renewable Energy - 3.0%
Array Technologies, Inc. (a) (b)	200,000	4,438,000
Canadian Solar, Inc. (a) (b)	250,000	6,152,500
First Solar, Inc. (a) (b)	5,000	807,950
Plug Power, Inc. (a) (b)	40,000	304,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Energy - 10.1% (continued)
Renewable Energy - 3.0% (continued)
Shoals Technologies Group, Inc. - Class A (a) (b)	60,000	$1,095,000
SolarEdge Technologies, Inc. (a) (b)	6,000	777,060
Stem, Inc. (a) (b)	60,000	254,400
		13,828,910
Financials - 4.3%
Asset Management - 0.7%
Federated Hermes, Inc. (a)	42,000	1,422,540
Invesco Ltd. (a)	125,000	1,815,000
Oscar Health, Inc. (a) (b)	30,000	167,100
		3,404,640
Banking - 1.2%
Associated Banc-Corp (a)	30,000	513,300
Citizens Financial Group, Inc. (a)	39,850	1,067,980
Customers Bancorp, Inc. (a) (b)	75,000	2,583,750
New York Community Bancorp, Inc. (a)	100,000	1,134,000
		5,299,030
Institutional Financial Services - 1.0%
Cboe Global Markets, Inc. (a)	6,000	937,260
Evercore, Inc. - Class A (a)	20,000	2,757,600
StoneX Group, Inc. (a) (b)	10,000	969,200
		4,664,060
Insurance - 1.4%
Aflac, Inc. (a)	15,000	1,151,250
Allstate Corporation (The) (a)	10,000	1,114,100
Old Republic International Corporation (a)	40,000	1,077,600
Unum Group (a)	60,000	2,951,400
		6,294,350
Health Care - 14.3%
Biotech & Pharma - 9.8%
AbbVie, Inc. (a)	10,000	1,490,600
ACADIA Pharmaceuticals, Inc. (a) (b)	40,000	833,600
Amgen, Inc. (a)	15,000	4,031,400
Biogen, Inc. (a) (b)	6,000	1,542,060
Carisma Therapeutics, Inc. (a)	5,000	21,150
Catalyst Pharmaceuticals, Inc. (a) (b)	150,000	1,753,500
Corcept Therapeutics, Inc. (a) (b)	60,000	1,634,700

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Health Care - 14.3% (continued)
Biotech & Pharma - 9.8% (continued)
CRISPR Therapeutics AG (a) (b)	9,000	$408,510
Dynavax Technologies Corporation (a) (b)	120,000	1,772,400
Exelixis, Inc. (a) (b)	125,000	2,731,250
Gilead Sciences, Inc. (a)	40,000	2,997,600
Halozyme Therapeutics, Inc. (a) (b)	30,000	1,146,000
Harmony Biosciences Holdings, Inc. (a) (b)	30,000	983,100
Incyte Corporation (a) (b)	37,500	2,166,375
Innoviva, Inc. (a) (b)	200,000	2,598,000
Ironwood Pharmaceuticals, Inc. (a) (b)	120,000	1,155,600
Merck & Company, Inc. (a)	4,000	411,800
Neurocrine Biosciences, Inc. (a) (b)	27,000	3,037,500
Pacira BioSciences, Inc. (a) (b)	25,000	767,000
Pfizer, Inc. (a)	100,000	3,317,000
Regeneron Pharmaceuticals, Inc. (a) (b)	4,000	3,291,840
Sage Therapeutics, Inc. (a) (b)	12,000	246,960
Supernus Pharmaceuticals, Inc. (a) (b)	90,000	2,481,300
TG Therapeutics, Inc. (a) (b)	50,000	418,000
Vanda Pharmaceuticals, Inc. (a) (b)	150,000	648,000
Vertex Pharmaceuticals, Inc. (a) (b)	7,500	2,608,050
Voyager Therapeutics, Inc. (a) (b)	50,000	387,500
		44,880,795
Health Care Facilities & Services - 2.7%
Cigna Group (The) (a)	12,000	3,432,840
CVS Health Corporation (a)	28,000	1,954,960
Fortrea Holdings Inc. (a) (b)	5,000	142,950
HCA Healthcare, Inc. (a)	3,000	737,940
Medpace Holdings, Inc. (a) (b)	4,000	968,520
NeoGenomics, Inc. (a) (b)	25,000	307,500
Patterson Companies, Inc. (a)	50,000	1,482,000
Universal Health Services, Inc. - Class B (a)	25,000	3,143,250
		12,169,960
Medical Equipment & Devices - 1.8%
10X Genomics, Inc. - Class A (a) (b)	20,000	825,000
Align Technology, Inc. (a) (b)	2,000	610,640
Exact Sciences Corporation (a) (b)	6,000	409,320

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Health Care - 14.3% (continued)
Medical Equipment & Devices - 1.8% (continued)
Illumina, Inc. (a) (b)	16,000	$2,196,480
Inogen, Inc. (a) (b)	50,000	261,000
Pacific Biosciences of California, Inc. (a) (b)	50,000	417,500
Penumbra, Inc. (a) (b)	2,000	483,820
QuidelOrtho Corporation (a) (b)	6,000	438,240
Shockwave Medical, Inc. (a) (b)	10,000	1,991,000
Zynex, Inc. (a) (b)	90,000	720,000
		8,353,000
Industrials - 9.1%
Commercial Support Services - 0.3%
H&R Block, Inc. (a)	30,000	1,291,800

Diversified Industrials - 0.5%
3M Company (a)	24,000	2,246,880

Electrical Equipment - 2.9%
Advanced Energy Industries, Inc. (a)	25,000	2,578,000
Allegion plc (a)	30,000	3,126,000
Atkore, Inc. (a) (b)	25,000	3,729,750
Bloom Energy Corporation - Class A (a) (b)	60,000	795,600
BWX Technologies, Inc. (a)	12,000	899,760
Sensata Technologies Holding plc (a)	50,000	1,891,000
WidePoint Corporation (b)	92,000	158,240
		13,178,350
Engineering & Construction - 0.5%
Primoris Services Corporation (a)	80,000	2,618,400

Industrial Support Services - 0.5%
MSC Industrial Direct Company, Inc. - Class A (a)	14,000	1,374,100
WESCO International, Inc. (a)	6,000	862,920
		2,237,020
Machinery - 1.4%
AGCO Corporation (a)	30,000	3,548,400
Symbotic, Inc - Class A (a) (b)	80,000	2,674,400
Xylem, Inc. (a)	1,440	131,083
		6,353,883

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Industrials - 9.1% (continued)
Transportation & Logistics - 2.6%
C.H. Robinson Worldwide, Inc. (a)	25,000	$2,153,250
Expeditors International of Washington, Inc. (a)	24,000	2,751,120
Heartland Express, Inc. (a)	60,000	881,400
Knight-Swift Transportation Holdings, Inc. (a)	50,000	2,507,500
Landstar System, Inc. (a)	6,000	1,061,640
Matson, Inc. (a)	15,000	1,330,800
Southwest Airlines Company (a)	40,000	1,082,800
		11,768,510
Transportation Equipment - 0.4%
Allison Transmission Holdings, Inc. (a)	30,000	1,771,800

Materials - 8.0%
Chemicals - 3.2%
AdvanSix, Inc. (a)	62,500	1,942,500
CF Industries Holdings, Inc. (a)	37,500	3,215,250
Ingevity Corporation (a) (b)	37,500	1,785,375
Intrepid Potash, Inc. (a) (b)	24,000	603,840
LyondellBasell Industries N.V. - Class A (a)	20,000	1,894,000
Mosaic Company (The) (a)	75,000	2,670,000
Westlake Corporation (a)	20,000	2,493,400
		14,604,365
Containers & Packaging - 1.2%
Berry Global Group, Inc. (a)	20,000	1,238,200
Greif, Inc. - Class A (a)	20,000	1,336,200
International Paper Company (a)	30,000	1,064,100
O-I Glass, Inc. (a) (b)	100,000	1,673,000
		5,311,500
Metals & Mining - 2.7%
Agnico Eagle Mines Ltd. (a)	60,000	2,727,000
Anglogold Ashanti plc	60,000	948,000
Barrick Gold Corporation (a)	180,000	2,619,000
Encore Wire Corporation (a)	9,000	1,642,140
Freeport-McMoRan, Inc. (a)	24,000	894,960
Kinross Gold Corporation (a)	60,000	273,600
Newmont Corporation (a)	60,000	2,217,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Materials - 8.0% (continued)
Metals & Mining - 2.7% (continued)
Royal Gold, Inc. (a)	12,000	$1,275,960
		12,597,660
Steel - 0.9%
Nucor Corporation (a)	15,000	2,345,250
Worthington Industries, Inc. (a)	30,000	1,854,600
		4,199,850
Technology - 21.3%
Semiconductors - 8.0%
Allegro MicroSystems, Inc. (a) (b)	80,000	2,555,200
Amkor Technology, Inc. (a)	180,000	4,068,000
Applied Materials, Inc. (a)	20,000	2,769,000
Axcelis Technologies, Inc. (a) (b)	6,000	978,300
Broadcom, Inc. (a)	400	332,232
Cirrus Logic, Inc. (a) (b)	30,000	2,218,800
Diodes, Inc. (a) (b)	30,000	2,365,200
Intel Corporation (a)	50,000	1,777,500
IPG Photonics Corporation (a) (b)	10,000	1,015,400
KLA Corporation (a)	4,000	1,834,640
Kulicke & Soffa Industries, Inc. (a)	10,000	486,300
Microchip Technology, Inc. (a)	20,000	1,561,000
NVE Corporation (a)	20,000	1,642,800
Photronics, Inc. (a) (b)	60,000	1,212,600
QUALCOMM, Inc. (a)	50,000	5,553,001
Skyworks Solutions, Inc. (a)	24,000	2,366,160
Vishay Intertechnology, Inc. (a)	140,000	3,460,800
		36,196,933
Software - 4.3%
Akamai Technologies, Inc. (a) (b)	12,000	1,278,480
Bandwidth, Inc. - Class A (a) (b)	30,000	338,100
C3.ai, Inc. - Class A (a) (b)	60,000	1,531,200
Dynatrace, Inc. (a) (b)	10,000	467,300
Ebix, Inc. (a)	85,000	839,800
Immersion Corporation (a)	120,000	793,200
IonQ, Inc. (a) (b)	120,000	1,785,600
Microsoft Corporation (a)	600	189,450
Nutanix, Inc. - Class A (a) (b)	120,000	4,185,600
Palantir Technologies, Inc. - Class A (a) (b)	40,000	640,000
Qualys, Inc. (a) (b)	6,000	915,300

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Technology - 21.3% (continued)
Software - 4.3% (continued)
Salesforce, Inc. (a) (b)	4,000	$811,120
Samsara, Inc. - Class A (a) (b)	10,000	252,100
Schrodinger, Inc. (a) (b)	20,000	565,400
VMware, Inc. - Class A (a) (b)	28,000	4,661,440
Yext, Inc. (a) (b)	60,000	379,800
		19,633,890
Technology Hardware - 6.3%
Apple, Inc. (a)	1,000	171,210
Arista Networks, Inc. (a) (b)	20,000	3,678,600
Arrow Electronics, Inc. (a) (b)	12,000	1,502,880
Avnet, Inc. (a)	30,000	1,445,700
Cambium Networks Corporation (a) (b)	30,000	219,900
Ciena Corporation (a) (b)	20,000	945,200
Cisco Systems, Inc. (a)	24,000	1,290,240
Clearfield, Inc. (a) (b)	75,000	2,149,500
F5, Inc. (a) (b)	8,000	1,289,120
InterDigital, Inc. (a)	25,000	2,006,000
Jabil, Inc. (a)	10,000	1,268,900
Juniper Networks, Inc. (a)	100,000	2,779,000
NetApp, Inc. (a)	30,000	2,276,400
Super Micro Computer, Inc. (a) (b)	15,000	4,113,300
Turtle Beach Corporation (a) (b)	125,000	1,134,375
Ubiquiti, Inc. (a)	18,000	2,615,400
		28,885,725
Technology Services - 2.7%
Block, Inc. - Class A (a) (b)	12,000	531,120
Cognizant Technology Solutions Corporation - Class A (a)	60,000	4,064,400
EPAM Systems, Inc. (a) (b)	8,000	2,045,520
Infosys Ltd. - ADR (a)	150,000	2,566,500
Maximus, Inc. (a)	12,000	896,160
PayPal Holdings, Inc. (a) (b)	37,500	2,192,250
		12,295,950
Utilities - 1.4%
Electric Utilities - 1.4%
Fluence Energy, Inc. - Class A (a) (b)	150,000	3,448,500

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 102.3% (continued)	Shares	Value
Utilities - 1.4% (continued)
Electric Utilities - 1.4% (continued)
NRG Energy, Inc. (a)	75,000	$2,889,000
		6,337,500

Total Common Stocks (Cost $505,303,508)		$467,060,241

WARRANTS - 0.0%(c)	Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$117,600

EXCHANGE-TRADED PUT OPTION CONTRACTS - 2.4%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 11/17/2023 at $1,800	1,000	$178,510,000	$5,236,000
S&P 500® Index Option, 11/17/2023 at $4,300	650	278,723,250	6,032,000
Total Put Option Contracts (Cost $10,137,395)		$457,233,250	$11,268,000

Total Investments at Value - 104.8% (Cost $515,440,903)			$478,445,841

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 35.6%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.26% (d) (Cost $162,564,589)	162,564,589	$162,564,589

Total Investments and Money Market Funds at Value - 140.4% (Cost $678,005,492)		$641,010,430

Written Call Option Contracts - (40.0%)		(182,821,400)

Liabilities in Excess of Other Assets - (0.4%)		(1,583,266)

Net Assets - 100.0%		$456,605,764

ADR- American Depositary Receipt.

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of September 30, 2023 was $465,916,900.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2023.

The average monthly notional value of exchange-traded put option contracts during the three months ended September 30, 2023 was $479,599,617.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2023 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	1,000	$178,510,000	$1,200	12/15/2023	$59,272,000
S&P 500® Index Option	650	278,723,250	2,400	12/15/2023	123,549,400
Total Written Call Option Contracts (Premiums received $200,885,148)		$457,233,250			$182,821,400

The average monthly notional value of exchange-traded written call option contracts during the three months ended September 30, 2023 was $479,599,617.

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 77.1%	Shares	Value
Communications - 5.4%
Advertising & Marketing - 0.1%
Omnicom Group, Inc. (a)	500	$37,240

Cable & Satellite - 0.3%
Comcast Corporation - Class A	1,000	44,340
Sirius XM Holdings, Inc. (a)	10,000	45,200
		89,540
Entertainment Content - 0.5%
AMC Networks, Inc. - Class A (a) (b)	3,200	37,696
Paramount Global - Class B (a)	4,000	51,600
Warner Bros. Discovery, Inc. (a) (b)	3,000	32,580
		121,876
Internet Media & Services - 3.2%
Alphabet, Inc. - Class C (a) (b)	3,000	395,550
Booking Holdings, Inc. (a) (b)	25	77,099
Meta Platforms, Inc. - Class A (a) (b)	600	180,126
Netflix, Inc. (a) (b)	400	151,040
Shutterstock, Inc. (a)	2,000	76,100
		879,915
Publishing & Broadcasting - 0.4%
Gray Television, Inc. (a)	6,000	41,520
Nexstar Media Group, Inc. (a)	500	71,685
		113,205
Telecommunications - 0.9%
Verizon Communications, Inc. (a)	7,500	243,075

Consumer Discretionary - 13.4%
Apparel & Textile Products - 0.9%
Carter's, Inc. (a)	1,000	69,150
Crocs, Inc. (a) (b)	750	66,173
Skechers U.S.A., Inc. - Class A (a) (b)	1,000	48,950
Tapestry, Inc. (a)	2,500	71,875
		256,148
Automotive - 0.8%
BorgWarner, Inc. (a)	3,000	121,110
Ford Motor Company (a)	2,000	24,840
Harley-Davidson, Inc. (a)	2,000	66,120
Phinia Inc.	540	14,467
		226,537

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.1% (continued)	Shares	Value
Consumer Discretionary - 13.4% (continued)
Consumer Services - 0.4%
Graham Holdings Company - Class B (a)	100	$58,300
Perdoceo Education Corporation (a)	3,000	51,300
		109,600
E-Commerce Discretionary - 1.4%
Amazon.com, Inc. (a) (b)	2,000	254,240
Etsy, Inc. (a) (b)	2,200	142,076
		396,316
Home & Office Products - 0.4%
Tempur Sealy International, Inc. (a)	2,400	104,016

Home Construction - 0.6%
Century Communities, Inc. (a)	2,000	133,560
Forestar Group, Inc. (a) (b)	1,000	26,940
		160,500
Leisure Facilities & Services - 1.8%
Brinker International, Inc. (a) (b)	4,000	126,360
Cracker Barrel Old Country Store, Inc. (a)	500	33,600
Starbucks Corporation (a)	2,000	182,540
Sweetgreen, Inc. - Class A (a) (b)	12,000	141,000
		483,500
Leisure Products - 1.3%
Brunswick Corporation (a)	500	39,500
LCI Industries (a)	400	46,968
Thor Industries, Inc. (a)	1,000	95,130
Winnebago Industries, Inc. (a)	2,200	130,790
YETI Holdings, Inc. (a) (b)	1,200	57,864
		370,252
Retail - Discretionary - 5.5%
AutoNation, Inc. (a) (b)	200	30,280
Best Buy Company, Inc. (a)	1,000	69,470
Big 5 Sporting Goods Corporation (a)	5,000	35,050
Buckle, Inc. (The) (a)	5,000	166,950
Chico's FAS, Inc. (a) (b)	3,000	22,440
Dick's Sporting Goods, Inc. (a)	1,500	162,870
Duluth Holdings, Inc. - Class B (a) (b)	5,000	30,050
Genesco, Inc. (a) (b)	1,500	46,230
Hibbett, Inc. (a)	2,000	95,020
Home Depot, Inc. (The) (a)	200	60,432

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.1% (continued)	Shares	Value
Consumer Discretionary - 13.4% (continued)
Retail - Discretionary - 5.5% (continued)
Kohl's Corporation (a)	2,500	$52,400
Lowe's Companies, Inc. (a)	300	62,352
lululemon athletica, inc. (a) (b)	200	77,122
Macy's, Inc. (a)	6,000	69,660
MarineMax, Inc. (a) (b)	2,000	65,640
Nordstrom, Inc. (a)	3,000	44,820
Sally Beauty Holdings, Inc. (a) (b)	7,000	58,660
Ulta Beauty, Inc. (a) (b)	450	179,752
Urban Outfitters, Inc. (a) (b)	5,000	163,450
Zumiez, Inc. (a) (b)	2,000	35,600
		1,528,248
Wholesale - Discretionary - 0.3%
LKQ Corporation (a)	1,000	49,510
ScanSource, Inc. (b)	800	24,248
		73,758
Consumer Staples - 6.4%
Beverages - 0.1%
PepsiCo, Inc. (a)	100	16,944

Food - 2.4%
Campbell Soup Company (a)	2,400	98,592
General Mills, Inc. (a)	800	51,192
Ingredion, Inc. (a)	1,500	147,600
Kellanova (a)	3,000	178,530
Kraft Heinz Company (The) (a)	1,500	50,460
Lamb Weston Holdings, Inc. (a)	1,500	138,690
		665,064
Household Products - 0.4%
Colgate-Palmolive Company (a)	800	56,888
Energizer Holdings, Inc. (a)	1,000	32,040
Kimberly-Clark Corporation (a)	200	24,170
		113,098
Retail - Consumer Staples - 2.8%
BJ's Wholesale Club Holdings, Inc. (a) (b)	1,000	71,370
Ingles Markets, Inc. - Class A (a)	800	60,264
Kroger Company (The) (a)	2,500	111,875
Natural Grocers by Vitamin Cottage, Inc. (a)	3,000	38,730
Sprouts Farmers Market, Inc. (a) (b)	6,000	256,800

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.1% (continued)	Shares	Value
Consumer Staples - 6.4% (continued)
Retail - Consumer Staples - 2.8% (continued)
Target Corporation (a)	1,000	$110,570
Walgreens Boots Alliance, Inc. (a)	5,000	111,200
		760,809
Wholesale - Consumer Staples - 0.7%
Andersons, Inc. (The) (a)	1,500	77,265
Archer-Daniels-Midland Company (a)	600	45,252
United Natural Foods, Inc. (a) (b)	6,000	84,840
		207,357
Energy - 7.5%
Oil & Gas Producers - 4.9%
APA Corporation (a)	3,500	143,850
California Resources Corporation (a)	2,500	140,025
Callon Petroleum Company (a) (b)	1,000	39,120
Cheniere Energy Partners, L.P. (a)	600	32,514
Chord Energy Corporation	300	48,621
Civitas Resources, Inc. (a)	1,000	80,870
Coterra Energy, Inc. (a)	2,500	67,625
Diamondback Energy, Inc. (a)	500	77,440
Exxon Mobil Corporation (a)	1,500	176,370
Marathon Petroleum Corp. (a)	1,000	151,340
Ovintiv, Inc. (a)	800	38,056
Phillips 66 (a)	1,200	144,180
Range Resources Corporation (a)	2,000	64,820
SM Energy Company (a)	1,600	63,440
Vital Energy, Inc. (a) (b)	1,500	83,130
		1,351,401
Oil & Gas Services & Equipment - 0.1%
Nabors Industries Ltd. (a) (b)	400	49,256

Renewable Energy - 2.5%
Array Technologies, Inc. (a) (b)	10,000	221,900
Canadian Solar, Inc. (a) (b)	12,500	307,625
First Solar, Inc. (a) (b)	250	40,398
Plug Power, Inc. (b)	2,000	15,200
Shoals Technologies Group, Inc. - Class A (a) (b)	3,000	54,750
SolarEdge Technologies, Inc. (a) (b)	300	38,853
Stem, Inc. (b)	3,000	12,720
		691,446

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.1% (continued)	Shares	Value
Financials - 2.9%
Asset Management - 0.4%
Federated Hermes, Inc. (a)	1,400	$47,418
Invesco Ltd. (a)	5,000	72,600
Oscar Health, Inc. (b)	1,000	5,570
		125,588
Banking - 0.7%
Associated Banc-Corp (a)	1,000	17,110
Citizens Financial Group, Inc. (a)	1,594	42,719
Customers Bancorp, Inc. (a) (b)	2,500	86,125
New York Community Bancorp, Inc. (a)	4,000	45,360
		191,314
Institutional Financial Services - 0.8%
Cboe Global Markets, Inc.	300	46,863
Evercore, Inc. - Class A (a)	1,000	137,880
StoneX Group, Inc. (a) (b)	400	38,768
		223,511
Insurance - 1.0%
Aflac, Inc. (a)	500	38,375
Allstate Corporation (The) (a)	500	55,705
Old Republic International Corporation (a)	2,000	53,880
Unum Group (a)	2,400	118,056
		266,016
Health Care - 10.9%
Biotech & Pharma - 7.2%
AbbVie, Inc. (a)	500	74,530
ACADIA Pharmaceuticals, Inc. (a) (b)	2,000	41,680
Amgen, Inc. (a)	750	201,569
Biogen, Inc. (a) (b)	300	77,103
Carisma Therapeutics, Inc. (a)	250	1,058
Catalyst Pharmaceuticals, Inc. (a) (b)	7,500	87,675
Corcept Therapeutics, Inc. (a) (b)	3,000	81,735
CRISPR Therapeutics AG (a) (b)	300	13,617
Dynavax Technologies Corporation (a) (b)	4,000	59,080
Exelixis, Inc. (a) (b)	5,000	109,250
Gilead Sciences, Inc. (a)	2,000	149,880
Halozyme Therapeutics, Inc. (a) (b)	1,500	57,300
Harmony Biosciences Holdings, Inc. (a) (b)	1,000	32,770

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.1% (continued)	Shares	Value
Health Care - 10.9% (continued)
Biotech & Pharma - 7.2% (continued)
Incyte Corporation (a) (b)	1,500	$86,655
Innoviva, Inc. (a) (b)	8,000	103,920
Ironwood Pharmaceuticals, Inc. (a) (b)	4,000	38,520
Merck & Company, Inc. (a)	200	20,590
Neurocrine Biosciences, Inc. (a) (b)	1,400	157,500
Pacira BioSciences, Inc. (a) (b)	1,000	30,680
Pfizer, Inc. (a)	4,000	132,680
Regeneron Pharmaceuticals, Inc. (a) (b)	200	164,592
Sage Therapeutics, Inc. (a) (b)	400	8,232
Supernus Pharmaceuticals, Inc. (a) (b)	3,600	99,252
TG Therapeutics, Inc. (b)	2,500	20,900
Vanda Pharmaceuticals, Inc. (a) (b)	6,000	25,920
Vertex Pharmaceuticals, Inc. (a) (b)	300	104,322
Voyager Therapeutics, Inc. (b)	2,500	19,375
		2,000,385
Health Care Facilities & Services - 2.2%
Cigna Group (The) (a)	600	171,642
CVS Health Corporation (a)	1,400	97,748
Fortrea Holdings Inc. (b)	200	5,718
HCA Healthcare, Inc. (a)	150	36,897
Medpace Holdings, Inc. (b)	200	48,426
NeoGenomics, Inc. (b)	1,250	15,375
Patterson Companies, Inc. (a)	2,500	74,100
Universal Health Services, Inc. - Class B (a)	1,250	157,163
		607,069
Medical Equipment & Devices - 1.5%
10X Genomics, Inc. - Class A (b)	1,000	41,250
Align Technology, Inc. (a) (b)	100	30,532
Exact Sciences Corporation (a) (b)	300	20,466
Illumina, Inc. (a) (b)	800	109,824
Inogen, Inc. (a) (b)	2,500	13,050
Pacific Biosciences of California, Inc. (b)	2,500	20,875
Penumbra, Inc. (b)	100	24,191
QuidelOrtho Corporation (a) (b)	200	14,608
Shockwave Medical, Inc. (a) (b)	500	99,550
Zynex, Inc. (a) (b)	3,000	24,000
		398,346

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.1% (continued)	Shares	Value
Industrials - 7.0%
Commercial Support Services - 0.2%
H&R Block, Inc.	1,500	$64,590

Diversified Industrials - 0.4%
3M Company (a)	1,200	112,344

Electrical Equipment - 2.3%
Advanced Energy Industries, Inc. (a)	1,250	128,900
Allegion plc (a)	1,500	156,300
Atkore, Inc. (a) (b)	1,250	186,488
Bloom Energy Corporation - Class A (a) (b)	3,000	39,780
BWX Technologies, Inc. (a)	400	29,992
Sensata Technologies Holding plc (a)	2,500	94,550
		636,010
Engineering & Construction - 0.5%
Primoris Services Corporation (a)	4,000	130,920

Industrial Support Services - 0.4%
MSC Industrial Direct Company, Inc. - Class A (a)	700	68,705
WESCO International, Inc. (a)	300	43,146
		111,851
Machinery - 1.2%
AGCO Corporation (a)	1,500	177,420
Symbotic, Inc - Class A (a) (b)	4,000	133,720
Xylem, Inc. (a)	48	4,369
		315,509
Transportation & Logistics - 1.8%
C.H. Robinson Worldwide, Inc. (a)	1,000	86,130
Expeditors International of Washington, Inc. (a)	1,200	137,556
Heartland Express, Inc. (a)	2,000	29,380
Knight-Swift Transportation Holdings, Inc. (a)	2,000	100,300
Landstar System, Inc. (a)	300	53,082
Matson, Inc. (a)	500	44,360
Southwest Airlines Company	2,000	54,140
		504,948

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.1% (continued)	Shares	Value
Industrials - 7.0% (continued)
Transportation Equipment - 0.2%
Allison Transmission Holdings, Inc. (a)	1,000	$59,060

Materials - 5.9%
Chemicals - 2.2%
AdvanSix, Inc. (a)	2,500	77,700
CF Industries Holdings, Inc. (a)	1,500	128,610
Ingevity Corporation (a) (b)	1,500	71,415
Intrepid Potash, Inc. (a) (b)	800	20,128
LyondellBasell Industries N.V. - Class A (a)	1,000	94,700
Mosaic Company (The) (a)	3,000	106,800
Westlake Corporation (a)	1,000	124,670
		624,023
Containers & Packaging - 0.9%
Berry Global Group, Inc. (a)	1,000	61,910
Greif, Inc. - Class A (a)	1,000	66,810
International Paper Company (a)	1,000	35,470
O-I Glass, Inc. (a) (b)	5,000	83,650
		247,840
Metals & Mining - 2.2%
Agnico Eagle Mines Ltd.	3,000	136,350
Anglogold Ashanti plc	3,000	47,400
Barrick Gold Corporation (a)	9,000	130,950
Encore Wire Corporation (a)	400	72,984
Freeport-McMoRan, Inc. (a)	800	29,832
Kinross Gold Corporation	3,000	13,680
Newmont Corporation	3,000	110,850
Royal Gold, Inc.	600	63,798
		605,844
Steel - 0.6%
Nucor Corporation (a)	600	93,810
Worthington Industries, Inc. (a)	1,000	61,820
		155,630
Technology - 16.7%
Semiconductors - 6.3%
Allegro MicroSystems, Inc. (a) (b)	4,000	127,760
Amkor Technology, Inc. (a)	9,000	203,400
Applied Materials, Inc. (a)	1,000	138,450
Axcelis Technologies, Inc. (a) (b)	300	48,915

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.1% (continued)	Shares	Value
Technology - 16.7% (continued)
Semiconductors - 6.3% (continued)
Broadcom, Inc.	20	$16,612
Cirrus Logic, Inc. (a) (b)	1,200	88,752
Diodes, Inc. (a) (b)	1,500	118,260
Intel Corporation (a)	2,500	88,875
IPG Photonics Corporation (a) (b)	400	40,616
KLA Corporation (a)	200	91,732
Kulicke & Soffa Industries, Inc.	500	24,315
Microchip Technology, Inc. (a)	1,000	78,050
NVE Corporation (a)	1,000	82,140
Photronics, Inc. (a) (b)	2,000	40,420
QUALCOMM, Inc. (a)	2,500	277,649
Skyworks Solutions, Inc. (a)	1,200	118,308
Vishay Intertechnology, Inc. (a)	7,000	173,040
		1,757,294
Software - 3.5%
Akamai Technologies, Inc. (b)	600	63,924
Bandwidth, Inc. - Class A (a) (b)	1,500	16,905
C3.ai, Inc. - Class A (a) (b)	3,000	76,560
Dynatrace, Inc. (b)	500	23,365
Ebix, Inc. (a)	3,400	33,592
Immersion Corporation (a)	4,000	26,440
IonQ, Inc. (b)	6,000	89,280
Microsoft Corporation (a)	30	9,473
Nutanix, Inc. - Class A (a) (b)	6,000	209,280
Palantir Technologies, Inc. - Class A (a) (b)	2,000	32,000
Qualys, Inc. (b)	300	45,765
Salesforce, Inc. (b)	200	40,556
Samsara, Inc. - Class A (b)	500	12,605
Schrodinger, Inc. (a) (b)	1,000	28,270
VMware, Inc. - Class A (a) (b)	1,400	233,072
Yext, Inc. (b)	3,000	18,990
		960,077
Technology Hardware - 4.9%
Apple, Inc. (a)	50	8,561
Arista Networks, Inc. (a) (b)	1,000	183,930
Arrow Electronics, Inc. (a) (b)	600	75,144
Avnet, Inc. (a)	1,500	72,285
Cambium Networks Corporation (a) (b)	1,000	7,330

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 77.1% (continued)	Shares	Value
Technology - 16.7% (continued)
Technology Hardware - 4.9% (continued)
Ciena Corporation (b)	1,000	$47,260
Cisco Systems, Inc. (a)	1,200	64,512
Clearfield, Inc. (a) (b)	3,000	85,980
F5, Inc. (a) (b)	400	64,456
InterDigital, Inc. (a)	1,250	100,300
Jabil, Inc. (a)	500	63,445
Juniper Networks, Inc. (a)	5,000	138,950
NetApp, Inc. (a)	1,200	91,056
Super Micro Computer, Inc. (a) (b)	750	205,664
Turtle Beach Corporation (a) (b)	5,000	45,375
Ubiquiti, Inc. (a)	700	101,710
		1,355,958
Technology Services - 2.0%
Block, Inc. - Class A (a) (b)	400	17,704
Cognizant Technology Solutions Corporation - Class A (a)	3,000	203,220
EPAM Systems, Inc. (b)	400	102,276
Infosys Ltd. - ADR (a)	6,000	102,660
Maximus, Inc. (a)	400	29,872
PayPal Holdings, Inc. (a) (b)	1,500	87,690
		543,422
Utilities - 1.0%
Electric Utilities - 1.0%
Fluence Energy, Inc. - Class A (a) (b)	7,500	172,425
NRG Energy, Inc. (a)	3,000	115,560
		287,985

Total Common Stocks (Cost $23,080,012)		$21,334,635

U.S. TREASURY OBLIGATIONS - 19.6%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 9.7%
0.500%, due 04/15/2024	$606,030	$595,393
0.125%, due 04/15/2026	1,165,570	1,089,419
0.125%, due 04/15/2027	541,340	497,191
0.125%, due 01/15/2031	587,115	502,464
		2,684,467

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

U.S. TREASURY OBLIGATIONS - 19.6% (continued)	Par Value	Value
U.S. Treasury Notes - 9.9%
1.500%, due 01/31/2027	$500,000	$450,234
0.625%, due 08/15/2030	500,000	383,906
3.875%, due 08/15/2033	2,000,000	1,890,470
		2,724,610

Total U.S. Treasury Obligations (Cost $5,756,131)		$5,409,077

WARRANTS - 0.0%(c)	Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	240	$3,528

EXCHANGE-TRADED PUT OPTION CONTRACTS - 0.3%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 12/15/2023 at $1,600	43	$7,675,930	$60,802
S&P 500® Index Option, 12/15/2023 at $3,600	27	11,577,735	33,075
Total Put Option Contracts (Cost $103,711)		$19,253,665	$93,877

Total Investments at Value - 97.0% (Cost $28,939,854)			$26,841,117

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 13.3%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.26% (d) (Cost $3,679,124)	3,679,124	$3,679,124

Total Investments and Money Market Funds at Value - 110.3%(Cost $32,618,978)		$30,520,241

Written Call Option Contracts - (10.3%)		(2,859,616)

Other Assets in Excess of Liabilities - 0.0%(c)		9,864

Net Assets - 100.0%		$27,670,489

ADR- American Depositary Receipt.

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of September 30, 2023 was $19,950,740.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2023.

The average monthly notional value of exchange-traded put option contracts during the three months ended September 30, 2023 was $19,912,425.

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2023 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	43	$7,675,930	$1,600	12/15/2023	$902,656
S&P 500® Index Option	27	11,577,735	3,600	12/15/2023	1,956,960
Total Written Call Option Contracts (Premiums received $3,656,610)		$19,253,665			$2,859,616

The average monthly notional value of exchange-traded written call option contracts during the three months ended September 30, 2023 was $19,912,425.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 15.8%	Shares	Value
Energy - 4.0%
Oil & Gas Producers - 4.0%
APA Corporation	15,000	$616,500
California Resources Corporation	15,000	840,150
Callon Petroleum Company (a)	30,000	1,173,600
Cheniere Energy Partners, L.P.	18,000	975,420
Coterra Energy, Inc.	30,000	811,500
DT Midstream, Inc.	500	26,460
Range Resources Corporation	15,000	486,150
SM Energy Company	40,000	1,586,000
Vital Energy, Inc. (a)	30,000	1,662,600
		8,178,380
Industrials - 0.4%
Electrical Equipment - 0.4%
BWX Technologies, Inc.	10,000	749,800

Materials - 9.7%
Construction Materials - 0.4%
Knife River Corporation (a)	8,750	427,262
MDU Resources Group, Inc.	25,000	489,500
		916,762
Metals & Mining - 9.3%
Agnico Eagle Mines Ltd.	90,000	4,090,500
Anglogold Ashanti plc	90,000	1,422,000
B2Gold Corporation	900,000	2,601,000
Barrick Gold Corporation	270,000	3,928,500
Freeport-McMoRan, Inc.	36,000	1,342,440
Kinross Gold Corporation	90,000	410,400
Newmont Corporation	90,000	3,325,500
Royal Gold, Inc.	18,000	1,913,940
		19,034,280
Utilities - 1.7%
Electric Utilities - 1.3%
AES Corporation (The)	1,000	15,200
ALLETE, Inc.	1,000	52,800
Ameren Corporation	100	7,483
American Electric Power Company, Inc.	100	7,522
Avangrid, Inc.	1,000	30,170
Avista Corporation	1,000	32,370
Black Hills Corporation	500	25,295

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 15.8% (continued)	Shares	Value
Utilities - 1.7% (continued)
Electric Utilities - 1.3% (continued)
Consolidated Edison, Inc.	1,000	$85,530
Dominion Energy, Inc.	500	22,335
DTE Energy Company	100	9,928
Duke Energy Corporation	500	44,130
Edison International	500	31,645
Entergy Corporation	500	46,250
Exelon Corporation	1,000	37,790
FirstEnergy Corporation	1,000	34,180
Hawaiian Electric Industries, Inc.	1,000	12,310
NorthWestern Energy Group, Inc.	1,000	48,060
NRG Energy, Inc.	50,000	1,926,000
Otter Tail Corporation	1,000	75,920
Pinnacle West Capital Corporation	1,000	73,680
Portland General Electric Company	1,000	40,480
PPL Corporation	1,000	23,560
Public Service Enterprise Group, Inc.	500	28,455
Southern Company (The)	500	32,360
		2,743,453
Gas & Water Utilities - 0.4%
Global Water Resources, Inc.	1,000	9,750
UGI Corporation	30,000	690,000
		699,750

Total Common Stocks (Cost $32,979,376)		$32,322,425

EXCHANGE-TRADED FUNDS - 1.5%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust	10,000	$1,175,300
Invesco CurrencyShares Euro Currency Trust	12,500	1,221,250
Invesco CurrencyShares Japanese Yen Trust (a)	12,500	777,375
Total Exchange-Traded Funds (Cost $3,329,990)		$3,173,925

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

U.S. TREASURY OBLIGATIONS - 81.4%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 37.8%
0.500%, due 04/15/2024	$12,120,600	$11,907,853
0.125%, due 04/15/2026	11,655,700	10,894,198
0.125%, due 04/15/2027	21,653,600	19,887,640
2.500%, due 01/15/2029	14,237,200	14,344,375
0.125%, due 01/15/2030	11,880,700	10,365,016
0.125%, due 01/15/2031	11,742,300	10,049,279
		77,448,361
U.S. Treasury Notes - 43.6%
2.000%, due 05/31/2024	15,000,000	14,658,870
1.375%, due 01/31/2025	15,000,000	14,248,242
2.125%, due 05/31/2026	10,000,000	9,322,266
1.500%, due 08/15/2026	15,000,000	13,675,781
1.500%, due 01/31/2027	5,000,000	4,502,344
2.250%, due 11/15/2027	10,000,000	9,098,047
3.875%, due 08/15/2033	25,000,000	23,630,859
		89,136,409

Total U.S. Treasury Obligations (Cost $175,985,746)		$166,584,770

WARRANTS - 0.1%	Shares	Value
Energy - 0.1%
Oil & Gas Services & Equipment - 0.1%
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$117,600

Total Investments at Value - 98.8% (Cost $212,295,112)		$202,198,720

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.26% (b) (Cost $2,135,739)	2,135,739	$2,135,739

Total Investments and Money Market Funds at Value - 99.8% (Cost $214,430,851)		$204,334,459

Other Assets in Excess of Liabilities - 0.2%		314,808

Net Assets - 100.0%		$204,649,267

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.